Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Royalties	$ 4	$ 18
License fees		760
Development services		1,339
Supply chain		11
Total	$ 4	$ 2,128